Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 204.8	$ 258.1
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	200.8	252.2
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 4.0	$ 5.9